Jun-23-03 04:10pm From- T-187 P.002/004 F-396

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CentMg

NYSE

03058146

1-31717

JUN 23 2003

PROCESSED
JUN 26 2003
THOMSON FINANCIAL

June 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, MAGUIRE PROPERTIES, INC., Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 23, 2003. Tentative listing date – June 25, 2003.

Sincerely,

[signature]